Trade payables and other current liabilities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term	30 days
Trade payables	$ 9,412,000	$ 13,023,000	$ 18,358,000
Deferred revenue, current	$ 973,000	740,000	335,000
Supplier contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payables		$ 2,399,000	$ 5,061,000
Maintenance Revenue
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred revenue, maintenance period	12 months	12 months	12 months
Development services agreements
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred revenue, current	$ 148,000	$ 61,000	$ 0